Prospectus Supplement

July 19, 2022

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated July 19, 2022 to the Morgan Stanley Variable Insurance Fund, Inc. Prospectus dated April 29, 2022

Emerging Markets Debt Portfolio (Class I) (the "Fund")

The section of the Prospectus entitled "Fund Summary—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

Portfolio Managers. The Fund is managed by members of the Emerging Markets Debt team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser/ Sub-Adviser(s)	Date Began Managing Fund
Warren Mar	Managing Director of the Adviser	December 2014
Sahil Tandon	Managing Director of MSIM Limited	October 2015
Akbar Causer	Managing Director of the Adviser	July 2022
Kyle Lee	Executive Director of the Adviser	July 2022
Federico Sequeda	Executive Director of the Adviser	July 2022

The first and second paragraph of the section of the Prospectus entitled "Fund Management—Portfolio Management" is hereby deleted and replaced with the following:

The Fund is managed by members of the Emerging Markets Debt team. The team consists of portfolio managers, analysts and traders. The members of the team primarily responsible for the day-to-day management of the Fund are Warren Mar, Sahil Tandon, Akbar Causer, Kyle Lee and Federico Sequeda.

Mr. Mar has been associated with the Adviser in an investment management capacity since August 2012. Prior to August 2012, Mr. Mar was the global head of Emerging Markets Corporate Research & Strategy at J.P. Morgan Chase from April 2004 to August 2012. Mr. Tandon has been associated with the Sub-Adviser in an investment management capacity since August 2019. Prior to August 2019, Mr. Tandon was associated with the Adviser in an investment capacity from 2004. Mr. Causer has been associated with the Adviser or its affiliates in an investment management capacity since April 2017. Mr. Lee has been associated with the Adviser or its affiliates in an investment management capacity since July 2007. Mr. Sequeda has been associated with the Adviser or its affiliates in an investment management capacity since September 2010.

Effective September 30, 2022, Warren Mar will no longer serve as a portfolio manager of the Fund. Accordingly, effective September 30, 2022, all references to Mr. Mar will be removed from the Fund's Prospectus.

Please retain this supplement for future reference.

Prospectus Supplement

July 19, 2022

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated July 19, 2022 to the Morgan Stanley Variable Insurance Fund, Inc. Prospectus dated April 29, 2022

Emerging Markets Debt Portfolio (Class II) (the "Fund")

The section of the Prospectus entitled "Fund Summary—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

Portfolio Managers. The Fund is managed by members of the Emerging Markets Debt team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser/ Sub-Adviser(s)	Date Began Managing Fund
Warren Mar	Managing Director of the Adviser	December 2014
Sahil Tandon	Managing Director of MSIM Limited	October 2015
Akbar Causer	Managing Director of the Adviser	July 2022
Kyle Lee	Executive Director of the Adviser	July 2022
Federico Sequeda	Executive Director of the Adviser	July 2022

The first and second paragraph of the section of the Prospectus entitled "Fund Management—Portfolio Management" is hereby deleted and replaced with the following:

The Fund is managed by members of the Emerging Markets Debt team. The team consists of portfolio managers, analysts and traders. The members of the team primarily responsible for the day-to-day management of the Fund are Warren Mar, Sahil Tandon, Akbar Causer, Kyle Lee and Federico Sequeda.

Mr. Mar has been associated with the Adviser in an investment management capacity since August 2012. Prior to August 2012, Mr. Mar was the global head of Emerging Markets Corporate Research & Strategy at J.P. Morgan Chase from April 2004 to August 2012. Mr. Tandon has been associated with the Sub-Adviser in an investment management capacity since August 2019. Prior to August 2019, Mr. Tandon was associated with the Adviser in an investment capacity from 2004. Mr. Causer has been associated with the Adviser or its affiliates in an investment management capacity since April 2017. Mr. Lee has been associated with the Adviser or its affiliates in an investment management capacity since July 2007. Mr. Sequeda has been associated with the Adviser or its affiliates in an investment management capacity since September 2010.

Effective September 30, 2022, Warren Mar will no longer serve as a portfolio manager of the Fund. Accordingly, effective September 30, 2022, all references to Mr. Mar will be removed from the Fund's Prospectus.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

July 19, 2022

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated July 19, 2022 to the Morgan Stanley Variable Insurance Fund, Inc. Statement of Additional Information dated April 29, 2022

Emerging Markets Debt Portfolio (the "Fund")

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by the Portfolio Manager" is hereby deleted and replaced with the following:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Global Real Estate
Warren Marr	3	$646.9 million	10	$2.5 billion	6	$468.7 million
Sahil Tandon	3	646.9 million	10	2.5 billion	6	468.7 million
Akbar Causer*	3	1.3 billion	2	470.2 million	0	0
Kyle Lee*	5	8.9 billion	2	108.0 million	0	0
Federico Sequeda*	6	9.1 billion	2	108.0 million	0	0

*  As of June 30, 2022.

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers—Global Real Estate" is hereby deleted and replaced with the following:

Fund and Portfolio Managers	Fund Holdings
Global Real Estate
Warren Mar	None*
Sahil Tandon	None*
Akbar Causer*	None*
Kyle Lee*	None*
Federico Sequeda*	None*

*  As of June 30, 2022.

Effective September 30, 2022, Warren Mar will no longer serve as a portfolio manager of the Fund. Accordingly, effective September 30, 2022, all references to Warren Mar will be removed from the Fund's Statement of Additional Information.

Please retain this supplement for future reference.